INVENTORY (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Raw materials	$ 1,791	$ 2,565
Work in progress	1,211	1,651
Finished goods	1,833	1,227
Total	4,835	5,443
Provision for Inventory	(1,118)	(1,606)
Inventory, net	$ 3,717	$ 3,837